JOINT VENTURES - Summarized statements of comprehensive income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summarised statements of comprehensive income
Revenue	$ 172,350,699	$ 160,308,979	$ 133,491,118
Profit (loss) of the year	4,236,628	(16,358,891)	(14,311,246)
Other comprehensive income	(9,682,116)	3,904,365	(31,833,554)
Total comprehensive income (loss)	5,445,488	12,454,526	46,144,800
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	799,625	367,646	104,037
Finance income	79,442	54,003	14,053
Finance expense	(1,863)	(16,145)	(12,213)
Profit (loss) of the year	172,670	(33,195)	(194,432)
Total comprehensive income (loss)	172,670	(33,195)	(194,432)
Semya S.A.
Summarised statements of comprehensive income
Finance income	355,979	29,275
Finance expense	(570,528)	(5,661)	(209,966)
Depreciation and amortisation expense	(631)
Profit (loss) of the year	(1,048,375)	(218,627)	(354,151)
Other comprehensive income			(37,036)
Total comprehensive income (loss)	(1,048,375)	(218,627)	(391,187)
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	21,501,725	18,305,953	6,611,384
Finance income	3,805,655	2,434,610	1,758,129
Finance expense	(6,666,508)	(6,193,963)	(5,831,182)
Depreciation and amortisation expense	(1,076,699)	(1,074,552)	(653,766)
Profit (loss) of the year	5,099,852	2,278,859	(1,991,754)
Other comprehensive income	1,042,811	334,403
Total comprehensive income (loss)	6,142,663	2,613,262	(1,991,754)
Indrasa Biotecnologia S.A.
Summarised statements of comprehensive income
Revenue	364,180	452,555	232,290
Finance income		1,813	756
Finance expense	(28,443)	(3,001)	(2,516)
Depreciation and amortisation expense	(2,226)	(3,653)
Profit (loss) of the year	32,453	6,548	7,483
Total comprehensive income (loss)	$ 32,453	$ 6,548	$ 7,483